Revenues - Schedule of Disaggregation of Our Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue	$ 74,349	$ 72,524
Facilities cleaning services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	58,594	56,016
Facilities cleaning services [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	58,594	56,016
Stewarding services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	8,354	10,156
Cleaning services for commercial office tenants [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	7,089	5,870
Cleaning services for commercial office tenants [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	7,089	5,870
Service Revenues from Singapore [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	74,037	72,042
Service Revenues from Singapore [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	74,037	72,042
Other cleaning service revenues from Malaysia [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service		53
Other cleaning service revenues from Malaysia [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service		53
Sales of products [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	312	429
Sales of products [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	312	429
Conservancy common areas [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	12,764	11,325
Commercial [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	8,527	10,305
Institutional [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	15,976	17,202
Multi-family residential [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	4,835	4,201
Hotel [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	4,175	4,649
Singapore Changi Airport [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	11,522	7,247
Industrial [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	540	516
Others [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	255	571
Stewarding services [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	$ 8,354	$ 10,156